SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)
Debt Instrument [Line Items]
Short-term bank credit	$ 30	$ 843
Less - current maturities	4,875	6,635
Total current debt	4,905	7,478
Unutilized credit lines	8,042	9,257
Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Less - current maturities	84	242
In Dollars [Member]
Debt Instrument [Line Items]
Short-term bank credit	$ 0	$ 738
In Dollars [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
In Dollars [Member] | Maximum [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate		4.00%	4.00%
In Dollars [Member] | Minimum [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate		2.85%	2.85%
In Or Linked to Dollars [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 4,791	$ 667
In Or Linked to Dollars [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Percentage over LIBOR	2.00%	2.00%
In NIS [Member] | Debt With Variable Interest Rate [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 0		₪ 4,333
In NIS [Member] | Debt With Variable Interest Rate [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
In NIS [Member] | Maximum [Member] | Debt With Variable Interest Rate [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Percentage over Prime		1.40%	1.40%
In NIS [Member] | Minimum [Member] | Debt With Variable Interest Rate [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Percentage over Prime		0.90%	0.90%
In NIS [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 84		₪ 1,440
In NIS [Member] | Maximum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	6.55%	6.55%	6.55%
In NIS [Member] | Minimum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	3.80%	3.80%	3.80%
In Other Currencies [Member]
Debt Instrument [Line Items]
Short-term bank credit	$ 30	$ 105
In Other Currencies [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 0	$ 196
In Other Currencies [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	0.00%	6.00%	6.00%
In Other Currencies [Member] | Maximum [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	17.00%	17.00%	17.00%
In Other Currencies [Member] | Minimum [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	16.00%	16.00%	16.00%